DESCRIPTION OF BUSINESS AND ORGANIZATION (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets	$ 16,290,316	$ 14,059,288	$ 29,633,483
Non-current assets	40,959,769	31,510,706	22,744,897
Total assets	57,250,085	45,569,994	52,378,380
Total current liabilities	25,725,577	16,331,849	26,041,838
Non-current liabilities			801,139
Total liabilities	25,725,577	16,331,849	26,842,977
VIE [Member]
Current assets	15,437,274	13,250,570	29,598,898
Non-current assets	40,959,769	31,510,706	22,744,897
Total assets	56,397,043	44,761,276	52,343,795
Total current liabilities	24,693,667	16,061,399	26,006,390
Non-current liabilities			801,139
Total liabilities	$ 24,693,667	$ 16,061,399	$ 26,807,529